UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     February 9, 2009


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    122

Form 13F Information Table Value total: $451,162 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      221    13750 SH       SOLE                    13750
3M Company                     COM              88579y101     1379    16677 SH       SOLE                    15157              1520
AT&T, Inc.                     COM              00206R102     4915   175365 SH       SOLE                   165365             10000
Abbott Laboratories Corp.      COM              002824100      413     7650 SH       SOLE                     7650
Accenture Ltd                  COM              g1151c101    10324   248769 SH       SOLE                   231569             17189
AllState Corp.                 COM              020002101      293     9770 SH       SOLE                     9770
Altria Group, Inc.             COM              02209s103     1236    62969 SH       SOLE                    58679              4290
American Express Co.           COM              025816109      267     6591 SH       SOLE                     4514              2077
American Oriental Bioengineeri COM              028731107       51    11000 SH       SOLE                    11000
Amgen Inc.                     COM              031162100     1642    29030 SH       SOLE                    26630              2400
Apache Corp.                   COM              037411105     8700    84326 SH       SOLE                    79301              5025
Apple Computer                 COM              037833100      219     1040 SH       SOLE                      940               100
Automatic Data Processing      COM              053015103      401     9357 SH       SOLE                     9157               200
BancorpSouth Inc               COM              059692103      282    12000 SH       SOLE                                      12000
BankAmerica Corp.              COM              060505104      343    22798 SH       SOLE                    18446              4353
Belo Corporation               COM              080555105      911   167393 SH       SOLE                    11816            155577
Berkshire Hathaway Inc. Cl A   COM              084670108     1786       18 SH       SOLE                       17                 1
Berkshire Hathaway Inc. Cl B   COM              084670702    39041    11881 SH       SOLE                     3069              8812
Berry Petroleum Cl A           COM              085789105     4613   158260 SH       SOLE                    16000            142260
Best Buy Co.                   COM              086516101     2545    64486 SH       SOLE                    61441              3045
Bristol Myers Squibb           COM              110122108      992    39276 SH       SOLE                    39276
Cardiac Science                COM              14141A108      135    60500 SH       SOLE                    10000             50500
Caterpillar Inc.               COM              149123101     2574    45165 SH       SOLE                    42240              2925
Chevron Corp.                  COM              166764100     1451    18848 SH       SOLE                    18148               700
Cisco Systems Inc.             COM              17275R102     7777   324858 SH       SOLE                   296568             28290
Citigroup Inc.                 COM              172967101      162    48792 SH       SOLE                    43292              5500
Coca Cola Co.                  COM              191216100     2053    36019 SH       SOLE                    29349              6670
Colgate Palmolive Co.          COM              194162103      242     2942 SH       SOLE                     2942
Computer Sciences Corp.        COM              205363104     1174    20405 SH       SOLE                    19405               989
ConocoPhillips                 COM              20825c104     2870    56202 SH       SOLE                    52262              3940
Corrections Corp Amer          COM              22025y407     9249   376728 SH       SOLE                    31000            345728
Covidien Ltd                   COM              g2554f105      650    13572 SH       SOLE                    12672               900
DIRECTV Ser A                  COM              25490A101     1006    30159 SH       SOLE                    28910              1249
DJ STOXX 50 ETF Index          COM              78463x103      388    10833 SH       SOLE                    10483               350
Darden  Restaurants, Inc.      COM              237194105      210     6000 SH       SOLE                     6000
Dionex Corp.                   COM              254546104      296     4000 SH       SOLE                     4000
Dominion Resources, Inc.       COM              25746u109     1367    35135 SH       SOLE                    31860              3275
Duke Energy Corp.              COM              26441c105     2291   133127 SH       SOLE                   119027             14100
Eaton Corp.                    COM              278058102      237     3725 SH       SOLE                     3725
Eli Lilly & Co.                COM              532457108     1315    36825 SH       SOLE                    30350              6475
Exxon Mobil Corp.              COM              30231G102     8975   131614 SH       SOLE                   123575              8039
Fairfax Financial Hld          COM              303901102    71931   184458 SH       SOLE                    23627            160829
FedEx Corp.                    COM              31428X106     2547    30520 SH       SOLE                    27605              2915
Gannett Co. Inc.               COM              364730101    12320   829600 SH       SOLE                    88500            741100
General Electric Co.           COM              369604103     5086   336122 SH       SOLE                   289672             46449
General Mills Inc.             COM              370334104     1805    25489 SH       SOLE                    25214               275
HCC Ins Hldgs                  COM              404132102     4523   161709 SH       SOLE                    15800            145909
Hain Celestial Group, Inc.     COM              405217100     1223    71879 SH       SOLE                    71204               656
Halliburton Inc.               COM              406216101     5939   197383 SH       SOLE                   188833              8550
HealthStream Inc.              COM              42222n103       73    18600 SH       SOLE                    18600
Hewlett Packard Co.            COM              428236103      946    18357 SH       SOLE                    18357
Home Depot Inc.                COM              437076102     2361    81598 SH       SOLE                    76598              5000
Intel Corp.                    COM              458140100     6277   307678 SH       SOLE                   290958             16720
International Business Machine COM              459200101     7156    54671 SH       SOLE                    51421              3250
Johnson & Johnson              COM              478160104     8129   126208 SH       SOLE                   114587             11621
Kraft Inc.                     COM              50075n104     1299    47798 SH       SOLE                    39534              8264
L-3 Communications             COM              502424104     5907    67932 SH       SOLE                    64707              3225
Lee Enterprises                COM              523768109      952   274230 SH       SOLE                    23000            251230
Leucadia Natl Corp             COM              527288104     1269    53328 SH       SOLE                     4200             49128
Level 3 Commun                 COM              52729N100     7203  4707900 SH       SOLE                   760000           3947900
Loews Corp.                    COM              540424108    13879   381824 SH       SOLE                    62945            318862
Lowes Companies                COM              548661107     2922   124922 SH       SOLE                   113322             11600
McCormick                      COM              579780206      578    16000 SH       SOLE                     1000             15000
McDonalds Corp.                COM              580135101      269     4308 SH       SOLE                     3378               930
Mead Johnson Nutrition         COM              582839106      268     6123 SH       SOLE                     6123
Media General                  COM              584404107     1421   181250 SH       SOLE                    31000            150250
Medtronic Inc.                 COM              585055106     6995   159055 SH       SOLE                   144605             14450
Merck & Company Inc.           COM              58933y105     1276    34932 SH       SOLE                    32782              2150
Microsoft Corp.                COM              594918104     7749   254218 SH       SOLE                   231103             23098
Morgan Stanley                 COM              617446448      281     9500 SH       SOLE                     9500
National Health Invstrs        COM              63633d104    12936   349704 SH       SOLE                    41624            308080
National Healthcare LP         COM              635906100      841    23278 SH       SOLE                     1250             22028
News Corp. Ltd. Cl A           COM              65248e104      497    36314 SH       SOLE                    36314
News Corp. Ltd. Cl B           COM              65248e203     2506   157443 SH       SOLE                   141093             16350
Oracle                         COM              68389x105      208     8495 SH       SOLE                     8495
Overstock                      COM              690370101     9013   664680 SH       SOLE                    69600            595080
Pall Corp.                     COM              696429307     6437   177811 SH       SOLE                    15900            161911
PepsiCo Inc.                   COM              713448108     1827    30056 SH       SOLE                    25656              4400
Pfizer Inc.                    COM              717081103      808    44397 SH       SOLE                    35866              8531
Philip Morris Intl             COM              718172109     3271    67879 SH       SOLE                    62439              5440
ProShs UltraShort 20yr+ Treasu COM              74347R297     5176   103769 SH       SOLE                    99251              4504
Procter & Gamble Co.           COM              742718109     9750   160810 SH       SOLE                   131720             29084
Regions Financial Corp.        COM              758940100      463    87534 SH       SOLE                    83459              4075
Republic Services Inc.         COM              760759100     6652   234972 SH       SOLE                   223032             11940
Roche Holdings                 COM              771195104     3692    86836 SH       SOLE                    78261              8575
Sanofi Aventis ADR             COM              80105n105      456    11600 SH       SOLE                    11600
Schlumberger Ltd.              COM              806857108     7619   117052 SH       SOLE                   108512              8540
Scripps Networks Interactive,  COM              811065101     1479    35634 SH       SOLE                     3490             32144
Select Basic Materials Sector  COM              81369y100     1974    59845 SH       SOLE                    54945              4900
Sigma Aldrich Corp.            COM              826552101      202     4000 SH       SOLE                     4000
SunTrust Banks Inc.            COM              867914103      361    17783 SH       SOLE                    17458               325
Syntroleum                     COM              871630109     3333  1252836 SH       SOLE                   140000           1112836
Sysco Corp.                    COM              871829107     6228   222893 SH       SOLE                   212128             10765
TJX                            COM              872540109      365    10000 SH       SOLE                    10000
Tidewater Inc.                 COM              886423102     6859   143038 SH       SOLE                    11000            132038
Travelers Inc.                 COM              89417e109     1256    25189 SH       SOLE                    23914              1275
Tyco International Ltd.        COM              H89128104      269     7535 SH       SOLE                     7335               200
United Parcel Svc. Inc. CL B   COM              911312106     3987    69495 SH       SOLE                    64195              5300
United Technologies Corp.      COM              913017109     6583    94840 SH       SOLE                    87840              7000
Vanguard Emerging Markets ETF  COM              922042858     1301    31725 SH       SOLE                    29425              2300
Vanguard Large-Cap Exchanged T COM              922908637      418     8245 SH       SOLE                     8245
Vanguard Mid-Cap Exchange Trad COM              922908629      219     3652 SH       SOLE                     3302               350
Vanguard Small-Cap VIPERs      COM              922908751      378     6590 SH       SOLE                     6290               300
Vodafone Group PLC ADS         COM              92857w209     5360   232133 SH       SOLE                   218566             13567
Vulcan Materials               COM              929160109      822    15600 SH       SOLE                                      15600
Wal-Mart Stores Inc.           COM              931142103     6582   123138 SH       SOLE                   108588             14550
Walt Disney Co.                COM              254687106     3910   121249 SH       SOLE                   108487             12762
Washington Post Co.            COM              939640108      531     1209 SH       SOLE                                       1209
Wells Fargo & Co.              COM              949746101     2360    87435 SH       SOLE                    83585              3850
Wesco Financial                COM              950817106      562     1639 SH       SOLE                                       1639
Western Union                  COM              959802109     2528   134101 SH       SOLE                   127851              6250
White Mountain Ins             COM              G9618E107     1783     5359 SH       SOLE                      800              4559
Willis Group Holdings Public L COM              G96666105      508    19275 SH       SOLE                    16085              3190
XTO Energy Inc                 COM              098385X10     1306    28075 SH       SOLE                    25850              2225
iShares China                  COM              464287184     2339    55350 SH       SOLE                    50700              4650
iShares MSCI Emerging Markets  COM              464287234      546    13146 SH       SOLE                    12246               900
iShares MSCI Japan             COM              464286848     1334   137000 SH       SOLE                   117250             19750
iShares MSCI Pacific Rim       COM              464286665     1855    44851 SH       SOLE                    41776              3075
iShares Russell 1000 Index ETF COM              464287622      429     7002 SH       SOLE                     7002
iShares Russell Mid-Cap Index  COM              464287499      224     2716 SH       SOLE                     2516               200
iShares S&P SmallCap 600 Index COM              464287804     2872    52485 SH       SOLE                    49985              2500
Natl Healthcare Cv Prf         PFD CV           635906209      370    33125 SH       SOLE                     4193             28932